Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

Note 7. Net Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss for basic and diluted net loss per share	$(24,385)	$(20,159)	$(45,333)	$(39,070)

Denominator:
Weighted average shares - for basic and diluted net loss per share	66,568	64,908	66,151	61,796

Net loss per share
Basic and diluted	$(0.37)	$(0.31)	$(0.69)	$(0.63)

 The computation of diluted net loss per share excluded share awards of 5.2 million shares and 5.1 million shares for the three and six months ended June 30, 2022 and 2021, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.